SCHEDULE OF RESULTS OF OPERATIONS FROM OIL AND GAS PRODUCING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Oil and gas revenues	$ 4,097,403	$ 2,452,540	$ 1,980,773
Production costs	(2,953,254)	(2,492,476)	(2,017,856)
Depletion, depreciation, and amortization	(1,139,723)	(810,855)	(698,851)
Result of oil and gas producing operations before income taxes	4,426	(850,791)	(735,934)
Provision for income taxes
Results of oil and gas producing operations	$ 4,426	$ (850,791)	$ (735,934)